UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2012

Item 1.          Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2012 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks | 97.7%

Aerospace & Defense | 3.4%

Raytheon Co.	1,630	$93,171
Rockwell Collins, Inc.	645	34,598
The Boeing Co.	1,355	94,335

		222,104

Agriculture | 1.2%

The Mosaic Co.	1,425	82,094

Alcohol & Tobacco | 2.1%

Molson Coors Brewing Co., Class B	3,105	139,880

Automotive | 1.3%

Lear Corp.	2,355	88,995

Banking | 2.1%

Bank of America Corp.	4,800	42,384
Wells Fargo & Co.	2,880	99,446

		141,830

Cable Television | 4.2%

Comcast Corp., Class A	7,935	276,138

Chemicals | 1.3%

E.l. du Pont de Nemours & Co.	1,740	87,470

Commercial Services | 1.0%

Corrections Corp. of America	1,915	64,057

Computer Software | 2.5%

BMC Software, Inc. (a)	1,700	70,533
Oracle Corp.	3,100	97,619

		168,152

Consumer Products | 1.1%

Newell Rubbermaid, Inc.	3,655	69,774

Energy Exploration & Production | 2.0%

Devon Energy Corp.	2,185	132,192

Energy Integrated | 6.2%

Chevron Corp.	1,595	185,913
ConocoPhillips	2,245	128,369
Consol Energy, Inc.	3,245	97,513

		411,795

Energy Services | 1.1%

Halliburton Co.	2,245	75,634

Financial Services | 7.1%

American Express Co.	1,530	86,996
Ameriprise Financial, Inc.	1,830	103,743
Capital One Financial Corp.	1,320	75,253
Citigroup, Inc.	4,315	141,187
Janus Capital Group, Inc.	6,365	60,085

		467,264

Description	Shares	Value

Food & Beverages | 2.7%

Ralcorp Holdings, Inc. (a)	665	$48,545
Sysco Corp.	4,195	131,178

		179,723

Health Services | 1.9%

Quest Diagnostics, Inc.	1,105	70,090
UnitedHealth Group, Inc.	1,010	55,964

		126,054

Insurance | 2.5%

Prudential Financial, Inc.	1,565	85,308
The Travelers Cos., Inc.	1,165	79,523

		164,831

Leisure & Entertainment | 2.7%

Viacom, Inc., Class B	3,325	178,187

Manufacturing | 4.9%

Caterpillar, Inc.	650	55,926
Honeywell International, Inc.	1,570	93,808
Parker Hannifin Corp.	1,125	94,027
Tyco International, Ltd.	1,395	78,483

		322,244

Medical Products | 6.5%

Baxter International, Inc.	2,210	133,175
CareFusion Corp. (a)	5,340	151,603
McKesson Corp.	1,685	144,960

		429,738

Metals & Mining | 0.4%

Walter Energy, Inc.	880	28,565

Pharmaceutical & Biotechnology | 9.3%

Amgen, Inc.	735	61,975
Gilead Sciences, Inc. (a)	1,565	103,806
Johnson & Johnson	1,175	80,969
Merck & Co., Inc.	1,759	79,331
Pfizer, Inc.	11,615	288,633

		614,714

Retail | 12.5%

American Eagle Outfitters, Inc.	4,120	86,850
AutoZone, Inc. (a)	207	76,522
Big Lots, Inc. (a)	300	8,857
CVS Caremark Corp.	4,815	233,142
Lowe’s Cos., Inc.	2,520	76,205
Macy’s, Inc.	2,055	77,309
Wal-Mart Stores, Inc.	3,685	271,953

		830,838

Semiconductors & Components | 2.1%

Intel Corp.	2,780	63,050

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Texas Instruments, Inc.	2,790	$76,865

		139,915

Technology | 3.1%

eBay, Inc. (a)	1,370	66,322
Google, Inc., Class A (a)	180	135,810

		202,132

Technology Hardware | 12.5%

Apple, Inc.	242	161,477
Cisco Systems, Inc.	15,600	297,804
EMC Corp. (a)	4,145	113,034
International Business Machines Corp.	655	135,880
Lexmark International, Inc., Class A	1,785	39,716
Qualcomm, Inc.	1,335	83,424

		831,335

Total Common Stocks
(Identified cost $5,625,347)		6,475,655

Preferred Stock | 0.6%

Automotive | 0.6%

Better Place, Inc., Series B
(Identified cost $31,701) (a), (c)	12,681	41,467

Short-Term Investment | 2.2%

State Street Institutional Treasury Money
Market Fund
(Identified cost $148,083)	148,083	148,083

Total Investments | 100.5%
(Identified cost $5,805,131) (b)		$6,665,205

Liabilities in Excess of Cash and
Other Assets | (0.5)%		(36,409)

Net Assets | 100.0%		$6,628,796

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks | 95.3%

Automotive | 1.9%

Modine Manufacturing Co. (a)	64,370	$475,051
Tenneco, Inc. (a)	15,550	435,400

		910,451

Banking | 7.8%

Associated Banc-Corp	58,500	770,445
East West Bancorp, Inc.	29,800	629,376
PacWest Bancorp	33,750	788,737
Signature Bank (a)	12,500	838,500
Wintrust Financial Corp.	19,480	731,864

		3,758,922

Chemicals | 2.8%

Cytec Industries, Inc.	7,000	458,640
Innophos Holdings, Inc.	7,700	373,373
Rockwood Holdings, Inc.	10,730	500,018

		1,332,031

Commercial Services | 1.5%

American Reprographics Co. (a)	86,628	369,902
Team, Inc. (a)	11,500	366,275

		736,177

Computer Software | 6.8%

Autodesk, Inc. (a)	21,780	726,799
BMC Software, Inc. (a)	16,900	701,181
Compuware Corp. (a)	64,900	643,159
j2 Global, Inc.	18,800	617,016
Red Hat, Inc. (a)	10,850	617,799

		3,305,954

Construction & Engineering | 2.5%

MasTec, Inc. (a)	35,100	691,470
Quanta Services, Inc. (a)	20,200	498,940

		1,190,410

Consumer Products | 2.2%

Central Garden & Pet Co., Class A (a)	56,062	677,229
The Middleby Corp. (a)	3,300	381,612

		1,058,841

Diversified | 1.2%

SPX Corp.	8,600	562,526

Energy Exploration & Production | 2.4%

Bill Barrett Corp. (a)	26,570	658,139
Plains Exploration & Production Co. (a)	5,995	224,632
Rosetta Resources, Inc. (a)	6,000	287,400

		1,170,171

Energy Integrated | 0.6%

Targa Resources Corp.	6,200	312,108

Description	Shares	Value

Energy Services | 1.8%

Key Energy Services, Inc. (a)	31,700	$221,900
Rowan Cos. PLC, Class A (a)	19,100	645,007

		866,907

Financial Services | 2.5%

Raymond James Financial, Inc.	17,100	626,715
Waddell & Reed Financial, Inc., Class A	17,700	580,029

		1,206,744

Food & Beverages | 1.2%

Ralcorp Holdings, Inc. (a)	7,800	569,400

Forest & Paper Products | 2.8%

Rock-Tenn Co., Class A	8,900	642,402
Schweitzer-Mauduit International, Inc.	21,600	712,584

		1,354,986

Gas Utilities | 1.6%

New Jersey Resources Corp.	16,700	763,524

Health Services | 1.7%

VCA Antech, Inc. (a)	42,500	838,525

Insurance | 3.5%

Arch Capital Group, Ltd. (a)	21,000	875,280
Validus Holdings, Ltd.	23,800	807,058

		1,682,338

Leisure & Entertainment | 2.5%

Bally Technologies, Inc. (a)	12,715	627,994
Texas Roadhouse, Inc.	34,810	595,251

		1,223,245

Manufacturing | 8.6%

B/E Aerospace, Inc. (a)	17,200	724,120
Carpenter Technology Corp.	9,200	481,344
FLIR Systems, Inc.	37,740	753,856
Harsco Corp.	23,000	472,190
Littelfuse, Inc.	5,800	327,932
Regal-Beloit Corp.	7,850	553,268
TriMas Corp. (a)	34,100	822,151

		4,134,861

Medical Products | 5.2%

CareFusion Corp. (a)	32,500	922,675
Haemonetics Corp. (a)	12,340	989,668
Henry Schein, Inc. (a)	7,500	594,525

		2,506,868

Metals & Mining | 1.8%

US Silica Holdings, Inc.	47,800	648,168
Walter Energy, Inc.	7,300	236,958

		885,126

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)

Pharmaceutical & Biotechnology | 1.9%

Medicis Pharmaceutical Corp., Class A	8,000	$346,160
Vertex Pharmaceuticals, Inc. (a)	10,035	561,458

		907,618

Real Estate | 9.7%

CBRE Group, Inc., Class A (a)	41,900	771,379
Essex Property Trust, Inc. REIT	3,600	533,664
Extra Space Storage, Inc. REIT	23,600	784,700
Kilroy Realty Corp. REIT	11,550	517,209
Mid-America Apartment Communities, Inc.
REIT	8,900	581,259
PS Business Parks, Inc. REIT	12,000	801,840
The Macerich Co. REIT	11,722	670,850

		4,660,901

Retail | 7.5%

Aeropostale, Inc. (a)	40,200	543,906
American Eagle Outfitters, Inc.	29,620	624,389
ANN, Inc. (a)	14,000	528,220
Brown Shoe Co., Inc.	31,300	501,739
Iconix Brand Group, Inc. (a)	36,720	669,773
Vera Bradley, Inc. (a)	30,500	727,425

		3,595,452

Semiconductors & Components | 5.2%

II-VI, Inc. (a)	15,000	285,300
Microsemi Corp. (a)	36,400	730,548
ON Semiconductor Corp. (a)	104,100	642,297
Xilinx, Inc.	24,900	831,909

		2,490,054

Technology | 3.8%

NetScout Systems, Inc. (a)	32,300	823,973
Responsys, Inc. (a)	38,000	388,740
SS&C Technologies Holdings, Inc. (a)	25,100	632,771

		1,845,484

Transportation | 3.5%

Alaska Air Group, Inc. (a)	19,500	683,670
Echo Global Logistics, Inc. (a)	26,060	446,929
Hub Group, Inc., Class A (a)	19,400	575,792

		1,706,391

Water | 0.8%

California Water Service Group	19,900	371,135

Total Common Stocks
(Identified cost $41,799,237)		45,947,150

Preferred Stock | 2.3%

Automotive | 2.3%

Better Place, Inc., Series B
(Identified cost $864,900) (a), (c)	345,960	1,131,289

Description	Shares	Value

Short-Term Investment | 3.5%

State Street Institutional Treasury Money
Market Fund
(Identified cost $1,694,239)	1,694,239	$1,694,239

Total Investments | 101.1%
(Identified cost $44,358,376) (b)		$48,772,678

Liabilities in Excess of Cash and
Other Assets | (1.1)%		(547,808)

Net Assets | 100.0%		$48,224,870

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.9%

Australia | 3.6%

James Hardie Industries SE	1,027,531	$9,272,966
Orica, Ltd.	276,920	7,143,887
QBE Insurance Group, Ltd.	347,887	4,673,180

		21,090,033

Belgium | 3.6%

Anheuser-Busch InBev NV	248,136	21,099,436

Brazil | 1.7%

Banco do Brasil SA	439,942	5,381,952
Cielo SA	188,027	4,692,211

		10,074,163

Canada | 2.7%

Potash Corp. of Saskatchewan, Inc.	179,070	7,783,197
Rogers Communications, Inc., Class B	205,400	8,315,451

		16,098,648

Denmark | 1.1%

AP Moeller-Maersk A/S, Class B	893	6,390,995

Finland | 1.3%

Sampo Oyj, A Shares	249,878	7,773,968

France | 11.0%

BNP Paribas SA	207,471	9,859,258
Cie Generale de Geophysique-Veritas (a)	186,034	5,857,042
Rexel SA	342,640	6,895,246
Sanofi SA	203,815	17,377,889
Technip SA	53,364	5,932,457
Total SA	199,757	9,908,530
Valeo SA	202,036	9,346,547

		65,176,969

Germany | 9.1%

Bayer AG	150,598	12,933,337
Bayerische Motoren Werke AG	62,842	4,595,773
Merck KGaA	101,260	12,491,917
RWE AG	191,480	8,566,625
SAP AG	142,867	10,117,711
ThyssenKrupp AG	232,941	4,951,096

		53,656,459

Indonesia | 0.9%

PT Bank Mandiri (Persero) Tbk ADR	603,300	5,067,720

Ireland | 0.8%

Ryanair Holdings PLC Sponsored ADR	142,572	4,597,947

Italy | 1.2%

Atlantia SpA	439,465	6,821,991

Description	Shares	Value

Japan | 16.0%

Asics Corp.	452,960	$6,111,826
Canon, Inc.	185,400	5,927,383
Daito Trust Construction Co., Ltd.	106,200	10,682,599
Don Quijote Co., Ltd.	250,900	9,661,129
Fanuc Corp.	28,600	4,610,303
Komatsu, Ltd.	313,900	6,182,269
LIXIL Group Corp.	435,900	10,400,382
Mitsubishi Corp.	277,000	5,036,686
Seven & I Holdings Co., Ltd.	241,400	7,414,605
Softbank Corp.	264,000	10,689,903
Sumitomo Mitsui Financial Group, Inc.	354,700	11,090,056
Yahoo Japan Corp.	16,572	6,313,244

		94,120,385

Mexico | 0.9%

Genomma Lab Internacional SAB de CV,
Series B (a)	2,702,100	5,229,228

Netherlands | 1.7%

ING Groep NV (a)	1,293,981	10,224,741

New Zealand | 0.8%

Telecom Corp. of New Zealand, Ltd.	2,329,880	4,595,790

Russia | 1.5%

Sberbank of Russia (d)	3,015,792	8,805,205

South Africa | 0.4%

Mediclinic International, Ltd.	545,425	2,686,823

South Korea | 2.9%

Duksan Hi-Metal Co., Ltd. (a)	118,737	2,168,712
Hyundai Mobis	27,708	7,740,814
Samsung Electronics Co., Ltd. GDR	11,629	7,000,658

		16,910,184

Spain | 3.2%

Amadeus IT Holding SA, A Shares	245,642	5,722,956
Mediaset Espana Comunicacion SA	1,171,606	6,353,514
Red Electrica Corporacion SA	145,200	6,884,209

		18,960,679

Sweden | 4.0%

Assa Abloy AB, Class B	265,907	8,630,400
Sandvik AB	572,491	7,769,695
Swedbank AB, A Shares	395,054	7,421,396

		23,821,491

Switzerland | 3.6%

Novartis AG	347,978	21,293,072

Turkey | 1.5%

Koc Holding AS	753,507	3,010,255
Turkcell Iletisim Hizmetleri AS (a)	990,806	6,036,626

		9,046,881

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

United Kingdom | 22.4%

BG Group PLC	308,335	$6,223,739
BHP Billiton PLC	419,235	13,031,872
British American Tobacco PLC	243,165	12,484,710
GlaxoSmithKline PLC	323,576	7,458,835
Informa PLC	1,745,610	11,351,347
Petrofac, Ltd.	205,243	5,286,249
Prudential PLC	874,477	11,318,020
Rexam PLC	1,956,192	13,737,871
Royal Dutch Shell PLC, A Shares	480,568	16,622,367
Standard Chartered PLC	428,348	9,683,745
Unilever PLC	496,475	18,054,453
Wm Morrison Supermarkets PLC	1,470,288	6,771,276

		132,024,484

Total Common Stocks (Identified cost $508,547,310)		565,567,292

Rights | 0.1%

France | 0.1%

Cie Generale de Geophysique-Veritas Expires 10/12/12	186,034	300,263

South Africa | 0.0%

Mediclinic International, Ltd., Expires 10/05/12	146,025	214,923

Total Rights (Identified cost $251,168)		515,186

Short-Term Investment | 3.7%

State Street Institutional Treasury Money Market Fund (Identified cost $21,786,862)	21,786,862	21,786,862

Total Investments | 99.7% (Identified cost $530,585,340) (b)		$587,869,340

Cash and Other Assets in Excess of Liabilities | 0.3%		1,802,817

Net Assets | 100.0%		$589,672,157

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 96.3%

Argentina | 0.5%

YPF Sociedad Anonima Sponsored ADR	343,334	$4,463,342

Brazil | 12.4%

Banco do Brasil SA	2,628,266	32,152,422
CCR SA	1,479,300	13,390,137
CEMIG SA Sponsored ADR	169,037	2,048,729
Cielo SA	919,284	22,940,721
Companhia Siderurgica Nacional SA Sponsored ADR	875,300	4,927,939
Natura Cosmeticos SA	488,000	13,299,790
Souza Cruz SA	768,355	10,422,870
Vale SA Sponsored ADR	1,195,900	21,406,610

		120,589,218

Canada | 0.6%

First Quantum Minerals, Ltd.	288,800	6,154,369

China | 5.5%

China Construction Bank Corp., Class H	44,297,390	30,734,901
CNOOC, Ltd.	4,691,000	9,606,990
NetEase, Inc. Sponsored ADR (a)	142,200	7,983,108
Weichai Power Co., Ltd., Class H	1,746,400	5,360,337

		53,685,336

Colombia | 0.8%

Pacific Rubiales Energy Corp.	321,100	7,672,301

Egypt | 2.3%

Commercial International Bank Egypt SAE	1,403,765	7,966,584
Eastern Tobacco SAE	114,592	1,689,723
Orascom Construction Industries	262,389	12,358,654

		22,014,961

France | 0.8%

CFAO SA	155,159	7,431,155

Hong Kong | 2.8%

China Mobile, Ltd. Sponsored ADR	362,349	20,059,641
Huabao International Holdings, Ltd.	13,021,000	7,388,706

		27,448,347

Hungary | 1.3%

OTP Bank PLC	707,792	12,424,824

India | 5.4%

Bank of India	1,011,981	5,966,937
Bharat Heavy Electricals, Ltd.	2,066,029	9,659,356
Infosys, Ltd. Sponsored ADR	101,200	4,912,248
Jindal Steel & Power, Ltd.	1,018,880	8,235,842
Punjab National Bank, Ltd.	858,216	13,651,402
Tata Consultancy Services, Ltd.	418,488	10,263,251

		52,689,036

Description	Shares	Value

Indonesia | 6.2%

PT Bank Mandiri (Persero) Tbk	17,546,429	$15,034,558
PT Semen Gresik (Persero) Tbk	5,266,400	7,951,879
PT Tambang Batubara Bukit Asam (Persero)
Tbk	2,144,500	3,630,188
PT Telekomunikasi Indonesia (Persero) Tbk
Sponsored ADR	579,900	22,575,507
PT United Tractors Tbk	5,104,040	11,040,086

		60,232,218

Malaysia | 0.8%

British American Tobacco Malaysia Berhad	392,100	7,748,353

Mexico | 4.7%

America Movil SAB de CV Series L, ADR	521,100	13,256,784
Grupo Mexico SAB de CV, Series B	4,492,897	14,848,629
Grupo Televisa SAB Sponsored ADR	409,200	9,620,292
Kimberly-Clark de Mexico SAB de CV, Series
A	3,173,200	7,578,159

		45,303,864

Pakistan | 1.3%

Oil & Gas Development Co., Ltd.	3,098,500	5,815,219
Pakistan Petroleum, Ltd.	3,803,585	7,055,926

		12,871,145

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	317,700	20,971,377

Russia | 9.5%

Gazprom OAO Sponsored ADR	1,211,070	12,147,032
Lukoil OAO Sponsored ADR	120,378	7,415,285
Magnit OJSC Sponsored GDR (d), (e)	225,375	7,660,496
Mobile TeleSystems OJSC Sponsored ADR	951,300	16,666,776
Oriflame Cosmetics SA SDR	155,985	5,340,553
Sberbank of Russia (d)	10,132,039	29,582,504
TNK-BP Holding (d)	2,329,808	6,301,947
Uralkali OJSC Sponsored GDR	176,819	7,315,002

		92,429,595

South Africa | 11.4%

Bidvest Group, Ltd.	611,160	15,126,632
Massmart Holdings, Ltd.	43,318	868,702
Murray & Roberts Holdings, Ltd. (a)	2,213,631	5,880,497
Nedbank Group, Ltd.	453,251	9,965,205
Pretoria Portland Cement Co., Ltd.	1,957,075	6,819,077
Sanlam, Ltd.	1,900,636	8,579,466
Shoprite Holdings, Ltd.	1,052,145	21,280,559
Standard Bank Group, Ltd.	589,129	7,476,835
Tiger Brands, Ltd.	286,639	9,406,085
Truworths International, Ltd.	1,099,329	12,415,827
Vodacom Group, Ltd.	599,254	7,351,175

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Woolworths Holdings, Ltd.	821,381	$5,999,249

		111,169,309

South Korea | 14.2%

Hite Jinro Co., Ltd.	71,207	1,563,264
Hyundai Mobis	62,586	17,484,718
KB Financial Group, Inc.	459,980	16,430,444
Korea Life Insurance Co., Ltd.	1,925,742	13,376,277
KT&G Corp.	215,984	16,459,810
NHN Corp.	60,703	15,866,317
Samsung Electronics Co., Ltd.	23,040	27,902,774
Shinhan Financial Group Co., Ltd.	621,031	21,205,323
Woongjin Coway Co., Ltd.	302,216	8,361,466

		138,650,393

Taiwan | 5.1%

Hon Hai Precision Industry Co., Ltd.	3,004,269	9,428,855
HTC Corp.	784,404	7,599,595
MediaTek, Inc.	710,675	7,503,502
Taiwan Semiconductor Manufacturing Co.,
Ltd.	8,114,642	24,858,678

		49,390,630

Thailand | 2.3%

CP All Public Co. Ltd. (d)	5,826,400	6,719,857
PTT Exploration & Production Public Co. Ltd.
(d)	1,130,100	5,966,252
The Siam Cement Public Co. Ltd.	764,400	9,884,055

		22,570,164

Turkey | 6.3%

Akbank TAS	2,566,808	10,140,124
Koc Holding AS	2,552,415	10,196,878
Turkcell Iletisim Hizmetleri AS (a)	3,175,977	19,350,089
Turkiye Is Bankasi AS, C Shares	6,882,051	21,596,755

		61,283,846

Total Common Stocks
(Identified cost $911,948,424)		937,193,783

Preferred Stocks | 1.3%

Brazil | 1.3%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $9,390,146)	316,100	12,097,147

Short-Term Investment | 3.0%

State Street Institutional Treasury Money Market Fund (Identified cost $28,995,354)	28,995,354	28,995,354

Description		Value

Total Investments | 100.6% (Identified cost $950,333,924) (b)		$978,286,284

Liabilities in Excess of Cash and
Other Assets | (0.6)%		(5,547,341)

Net Assets | 100.0%		$972,738,943

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Common Stocks | 70.1%

Australia | 2.3%

AGL Energy, Ltd.	1,052	$16,336
Amcor, Ltd.	1,553	12,501
BHP Billiton, Ltd.	342	11,721
BHP Billiton, Ltd. Sponsored ADR	2,355	161,576
carsales.com, Ltd.	2,337	18,787
Coca-Cola Amatil, Ltd.	1,444	20,311
Commonwealth Property Office Fund REIT	27,206	29,208
CSL, Ltd.	1,095	52,249
Spark Infrastructure Group	5,256	8,887
Stockland REIT	1,661	5,755
Telstra Corp., Ltd.	9,252	37,621
Westfield Group REIT	2,115	22,290
Woolworths, Ltd.	1,373	40,960

		438,202

Belgium | 2.3%

Anheuser-Busch InBev NV Sponsored ADR	4,670	401,200
Colruyt SA	701	30,533

		431,733

Bermuda | 0.2%

Everest Re Group, Ltd.	150	16,044
RenaissanceRe Holdings, Ltd.	208	16,024
Validus Holdings, Ltd.	232	7,867

		39,935

Canada | 2.2%

Alimentation Couche-Tard, Inc., Class B	138	6,342
ATCO, Ltd., Class I	115	9,007
Barrick Gold Corp.	729	30,462
BCE, Inc.	336	14,782
Canadian National Railway Co.	499	44,154
Imperial Oil, Ltd.	379	17,445
Intact Financial Corp.	91	5,535
Loblaw Cos., Ltd.	233	8,096
National Bank of Canada	241	18,239
Potash Corp. of Saskatchewan, Inc.	4,255	184,752
Rogers Communications, Inc., Class B	708	28,663
SEMAFO, Inc.	2,353	10,747
Tim Hortons, Inc.	825	42,933
Toronto-Dominion Bank	89	7,422

		428,579

Denmark | 0.6%

Chr Hansen Holding A/S	309	9,310
Coloplast A/S, Class B	227	47,266
Novo Nordisk A/S, Class B	300	47,393
Topdanmark A/S (a)	71	13,903

		117,872

Description	Shares	Value

Finland | 1.7%

Kone Oyj, Class B	114	$7,889
Orion Oyj, Class B	1,151	24,627
Sampo Oyj, A Shares ADR	19,185	296,024

		328,540

France | 2.7%

Cie Generale de Geophysique-Veritas
Sponsored ADR (a)	3,440	113,004
LVMH Moet Hennessy Louis Vuitton SA ADR	3,405	102,388
Technip SA ADR	3,405	94,727
Total SA	937	46,478
Valeo SA Sponsored ADR	6,785	156,598

		513,195

Germany | 2.5%
Bayerische Motoren Werke AG ADR	2,170	52,688
Hannover Rueckversicherung AG	118	7,540
Kabel Deutschland Holding AG	504	35,952
Muenchener Rueckversicherungs AG	165	25,762
RWE AG	90	4,027
SAP AG	122	8,640
SAP AG Sponsored ADR	2,750	196,157
Sky Deutschland AG ADR (a)	34,390	135,840
Suedzucker AG	173	6,125

		472,731

Hong Kong | 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	2,000	12,123
CLP Holdings, Ltd.	2,000	17,023
Power Assets Holdings, Ltd.	2,000	16,972
The Link REIT	5,000	23,665

		69,783

Ireland | 0.7%

Experian PLC Sponsored ADR	7,600	126,920

Israel | 0.8%

Mellanox Technologies, Ltd. (a)	52	5,389
Teva Pharmaceutical Industries, Ltd.,
Sponsored ADR	3,530	146,177

		151,566

Italy | 0.2%

Eni SpA	1,094	23,928
Terna SpA	4,056	15,115

		39,043

Japan | 9.5%

Ajinomoto Co., Inc.	1,000	15,684
Alfresa Holdings Corp.	300	14,819
Astellas Pharma, Inc.	200	10,161
Avex Group Holdings, Inc.	600	12,348

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Canon, Inc.	100	$3,197
Century Tokyo Leasing Corp.	300	5,816
Cosmos Pharmaceutical Corp.	100	9,188
Daito Trust Construction Co., Ltd.	300	30,177
Daito Trust Construction Co., Ltd. ADR	12,125	303,004
Daiwa House Industry Co., Ltd.	1,000	14,518
DCM Holdings Co., Ltd.	1,700	11,328
East Japan Railway Co.	500	33,124
Electric Power Development Co., Ltd.	700	18,424
FamilyMart Co., Ltd.	200	9,841
Hogy Medical Co., Ltd.	300	16,107
Hokuriku Electric Power Co.	200	2,427
ITOCHU Corp.	700	7,095
Kakaku.com, Inc.	167	6,285
Kaken Pharmaceutical Co., Ltd.	1,000	14,941
Keisei Electric Railway Co., Ltd.	1,000	9,034
Kobayashi Pharmaceutical Co., Ltd.	200	10,674
LIXIL Group Corp. ADR	2,805	132,845
Marubeni Corp.	2,000	12,763
Medipal Holdings Corp.	1,700	23,396
Mitsubishi Estate Co, Ltd. ADR	12,850	244,535
Nippon Express Co., Ltd.	5,000	18,965
Nippon Shinyaku Co., Ltd.	1,000	12,737
Nippon Telegraph & Telephone Corp.	400	19,067
Nitori Holdings Co., Ltd.	400	37,160
NTT DoCoMo, Inc.	14	22,711
Osaka Gas Co., Ltd.	10,000	44,080
Otsuka Corp.	100	8,970
Otsuka Holdings Co., Ltd.	1,500	46,515
Resona Holdings, Inc.	1,700	6,971
Sawai Pharmaceutical Co., Ltd.	200	23,244
Shikoku Electric Power Co., Inc.	200	2,258
SKY Perfect JSAT Holdings, Inc.	15	6,756
Softbank Corp. ADR	5,975	120,934
Sugi Holdings Co., Ltd.	500	17,561
Sumitomo Electric Industries, Ltd.	500	5,286
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	43,165	266,760
Suzuken Co., Ltd.	300	9,976
The Bank of Yokohama, Ltd.	2,000	9,508
The Chugoku Bank, Ltd.	1,000	14,095
The Gunma Bank, Ltd.	3,000	15,261
Toho Gas Co., Ltd.	2,000	13,301
Tokyo Gas Co., Ltd.	8,000	44,080
Tsumura & Co.	300	9,426
United Arrows, Ltd.	200	5,346
West Japan Railway Co.	1,000	42,734

Description	Shares	Value

Zensho Holdings Co., Ltd.	800	$10,200

		1,805,633

Netherlands | 0.3%

Koninklijke Ahold NV	1,743	21,832
Koninklijke KPN NV	437	3,339
Unilever NV	816	28,868

		54,039

New Zealand | 0.1%

Chorus, Ltd.	4,691	12,636
Telecom Corp. of New Zealand, Ltd.	3,280	6,470

		19,106

Norway | 0.2%

Statoil ASA	1,185	30,593

Singapore | 0.0%

Singapore Airlines, Ltd.	1,000	8,752

Spain | 0.3%

Corporacion Financiera Alba SA	150	5,717
Enagas SA	691	13,631
Red Electrica Corporacion SA	168	7,965
Viscofan SA	526	24,077

		51,390

Sweden | 0.7%

Assa Abloy AB ADR	7,095	114,726
Hennes & Mauritz AB, B Shares	818	28,417

		143,143

Switzerland | 0.5%

Nestle SA	716	45,145
Roche Holding AG	243	45,396

		90,541

United Kingdom | 6.1%

AstraZeneca PLC	133	6,346
BG Group PLC Sponsored ADR	4,070	82,621
British American Tobacco PLC	890	45,695
British American Tobacco PLC Sponsored ADR	1,575	161,658
British Sky Broadcasting Group PLC	580	6,963
BT Group PLC	2,214	8,248
Centrica PLC	5,432	28,753
De La Rue PLC	278	4,547
Diageo PLC	745	20,927
GlaxoSmithKline PLC	2,014	46,425
Intertek Group PLC ADR	2,625	116,944
J Sainsbury PLC	1,154	6,476
National Grid PLC	798	8,801
Next PLC	194	10,808
Petrofac, Ltd. ADR	6,515	83,848
Provident Financial PLC	699	15,498

Description	Shares	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Rexam PLC Sponsored ADR	3,710	$129,479
Shire PLC	584	17,107
Smith & Nephew PLC	674	7,439
Tullow Oil PLC ADR	9,285	101,671
Unilever PLC	212	7,709
Unilever PLC Sponsored ADR	2,825	103,169
Vodafone Group PLC	1,946	5,523
Vodafone Group PLC Sponsored ADR	4,165	118,682
Wm Morrison Supermarkets PLC	1,637	7,539

		1,152,876

United States | 35.8%

3M Co.	147	13,586
Abbott Laboratories	634	43,467
Allergan, Inc.	85	7,784
American Express Co.	3,620	205,833
AmerisourceBergen Corp.	1,355	52,452
Amgen, Inc.	2,605	219,654
Apple, Inc.	545	363,657
AT&T, Inc.	421	15,872
AutoZone, Inc. (a)	538	198,882
Baxter International, Inc.	406	24,466
Bristol-Myers Squibb Co.	388	13,095
Campbell Soup Co.	155	5,397
Caterpillar, Inc.	1,320	113,573
CBOE Holdings, Inc.	286	8,414
Celgene Corp. (a)	148	11,307
Chevron Corp.	2,723	317,393
Cisco Systems, Inc.	17,775	339,325
Citigroup, Inc.	9,685	316,893
Colgate-Palmolive Co.	158	16,941
Comcast Corp., Class A	5,450	189,660
CVS Caremark Corp.	5,250	254,205
CYS Investments, Inc. REIT	531	7,482
DIRECTV (a)	285	14,951
Dollar Tree, Inc. (a)	333	16,076
Duke Energy Corp.	131	8,489
Eli Lilly & Co.	261	12,374
EMC Corp. (a)	6,170	168,256
Exxon Mobil Corp.	509	46,548
Family Dollar Stores, Inc.	112	7,426
General Mills, Inc.	446	17,773
Google, Inc., Class A (a)	255	192,397
Halliburton Co.	4,815	162,217
Honeywell International, Inc.	4,505	269,174
Intel Corp.	434	9,843
International Business Machines Corp.	718	148,949
Intuit, Inc.	180	10,598
J.B. Hunt Transport Services, Inc.	148	7,702

Description	Shares	Value

Johnson & Johnson	230	$15,849
Kellogg Co.	633	32,701
Kimberly-Clark Corp.	553	47,436
Lockheed Martin Corp.	104	9,711
MasterCard, Inc., Class A	282	127,317
Mattel, Inc.	279	9,899
McDonald’s Corp.	248	22,754
McKesson Corp.	2,715	233,571
Microsoft Corp.	218	6,492
NextEra Energy, Inc.	203	14,277
Oracle Corp.	7,671	241,560
PepsiCo, Inc.	140	9,908
Pfizer, Inc.	11,293	280,631
PG&E Corp.	158	6,742
Qualcomm, Inc.	2,355	147,164
Raytheon Co.	467	26,694
Ross Stores, Inc.	2,190	141,474
Schlumberger, Ltd.	1,320	95,476
Sturm Ruger & Co., Inc.	137	6,780
Sysco Corp.	5,340	166,982
The Boeing Co.	3,075	214,081
The Clorox Co.	248	17,868
The Hershey Co.	460	32,609
The Kroger Co.	342	8,051
The Sherwin-Williams Co.	177	26,357
The Southern Co.	672	30,972
The TJX Cos., Inc.	726	32,517
The Walt Disney Co.	305	15,945
U.S. Bancorp	169	5,797
United Technologies Corp.	1,375	107,649
UnitedHealth Group, Inc.	2,083	115,419
Verizon Communications, Inc.	596	27,160
Vertex Pharmaceuticals, Inc. (a)	1,540	86,163
Viacom, Inc., Class B	4,435	237,672
Visa, Inc., Class A	97	13,025
Wal-Mart Stores, Inc.	4,356	321,473
Xcel Energy, Inc.	700	19,397
Yum! Brands, Inc.	284	18,841

		6,806,525

Total Common Stocks (Identified cost $12,765,109)		13,320,697

Description	Security Currency	Principal Amount (000)	Value

Corporate Bonds | 6.8%

Australia | 0.4%

Commonwealth Bank of Australia:
6.500%, 08/13/13	AUD	10	$10,605
5.750%, 09/23/13	AUD	19	20,091

Description	Security Currency	Principal Amount (000)	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	30	$32,948
Westpac Banking Corp., 6.375%, 12/10/13	AUD	15	16,002

			79,646

Brazil | 0.4%

Petrobras International Finance Co., 6.125%, 10/06/16 (f)	USD	65	73,637

Canada | 0.8%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	51,497
Suncor Energy, Inc., 6.100%, 06/01/18	USD	35	43,167
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	50	51,588

			146,252

France | 0.8%

Electricite de France SA, 5.000%, 02/05/18	EUR	50	75,474
France Telecom SA, 4.750%, 02/21/17	EUR	50	73,577

			149,051

Germany | 0.2%

Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	250	44,481

Netherlands | 0.6%

BMW Finance NV, 3.375%, 12/14/18	GBP	40	68,700
RWE Finance BV, 5.000%, 02/10/15	EUR	30	42,206

			110,906

Norway | 0.6%

Statoil ASA, 6.875%, 03/11/31	GBP	50	117,369

Singapore | 0.9%

Temasek Financial I, Ltd., 4.500%, 09/21/15 (f)	USD	150	165,819

Sweden | 0.5%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	550	86,624

United Kingdom | 0.5%

National Grid PLC, 6.125%, 04/15/14	GBP	50	86,495

Description	Security Currency	Principal Amount (000)	Value

United States | 1.1%

Credit Suisse USA, Inc., 4.875%, 01/15/15	USD	35	$37,840
General Electric Capital Corp., 5.500%, 02/01/17	NZD	50	43,386
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	35	41,026
JPMorgan Chase & Co., 3.875%, 09/23/20	EUR	50	71,632
McDonald’s Corp., 1.875%, 05/29/19	USD	5	5,187
Starbucks Corp., 6.250%, 08/15/17	USD	15	18,370

			217,441

Total Corporate Bonds (Identified cost $1,257,963)			1,277,721

Foreign Government Obligations | 9.7%

Australia | 1.1%

New South Wales Treasury Corp., 5.000%, 02/25/39	GBP	50	99,585
Queensland Treasury Corp., 6.250%, 02/21/20	AUD	45	53,725
Treasury Corp. of Victoria, 4.750%, 10/15/14	AUD	50	53,805

			207,115

Austria | 0.3%

Republic of Austria, 3.900%, 07/15/20	EUR	33	49,381

Bahamas | 0.6%

Commonwealth of the Bahamas, 6.950%, 11/20/29 (f)	USD	100	118,750

Belgium | 0.5%

Belgium Kingdom, 5.500%, 03/28/28	EUR	50	84,018

Brazil | 0.2%

Federal Republic of Brazil, 11.000%, 06/26/17	EUR	20	36,110

Canada | 1.9%

Export Development Canada, 5.100%, 06/02/14	CAD	40	43,322
Province of Alberta, 4.000%, 12/01/19	CAD	40	45,874
Province of British Columbia, 3.700%, 12/18/20	CAD	60	67,242

Description	Security Currency	Principal Amount (000)	Value

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)

Province of Ontario, 6.250%, 06/16/15	NZD	90	$79,892
Province of Quebec, 8.500%, 04/01/26	CAD	20	31,978
Province of Saskatchewan, 8.500%, 07/15/22	USD	65	98,752

			367,060

Czech Republic | 0.3%

Czech Republic, 5.000%, 06/11/18	EUR	38	57,267

Denmark | 0.2%

Kommunekredit, 4.000%, 01/01/16	DKK	230	43,467

Finland | 0.3%

Finnish Government Bond, 3.875%, 09/15/17	EUR	33	48,967

France | 0.4%

Government of France, 4.250%, 10/25/23	EUR	53	80,353

Mexico | 1.0%

Mexican Bonos, 9.500%, 12/18/14	MXN	1,450	123,927
United Mexican States:
4.250%, 06/16/15	EUR	10	13,949
6.750%, 02/06/24	GBP	25	48,597

			186,473

Netherlands | 0.6%

Netherlands Government Bonds:
3.750%, 01/15/23	EUR	53	80,550
2.500%, 01/15/33	EUR	30	39,265

			119,815

Poland | 1.3%

Poland Government Bonds:
5.750%, 04/25/14	PLN	415	132,804
5.250%, 10/25/17	PLN	130	42,466
5.750%, 09/23/22	PLN	130	43,967
Republic of Poland, 6.375%, 07/15/19	USD	25	30,875

			250,112

Qatar | 0.6%

State of Qatar, 5.250%, 01/20/20 (f)	USD	100	118,250

South Africa | 0.2%

Republic of South Africa, 8.250%, 09/15/17	ZAR	235	31,107

Description	Security Currency	Principal Amount (000)	Value

Sweden | 0.2%

Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	50	$44,210

Total Foreign Government Obligations (Identified cost $1,793,713)			1,842,455

Municipal Bond | 0.3%

United States | 0.3%

Utah State Build America Bonds Series B, 3.539%, 07/01/25 (Identified cost $54,243)	USD	50	54,500

Quasi Government Bonds | 1.6%

Canada | 0.4%

Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	50	81,501

Germany | 1.2%

KfW:
4.000%, 12/15/14	NOK	550	100,437
2.875%, 10/12/16	NOK	300	54,042
3.375%, 01/18/21	EUR	45	65,955

			220,434

Total Quasi Government Bonds (Identified cost $290,662)			301,935

Supranationals | 1.2%

Brazil | 0.0%

Inter-American Development Bank, 6.000%, 12/15/17	NZD	10	9,235

Philippines | 0.2%

Asian Development Bank, 3.375%, 05/20/14	NOK	250	44,982

United States | 0.5%

International Bank for Reconstruction & Development, 2.300%, 02/26/13	KRW	100,000	89,777

Venezuela | 0.5%

Corporacion Andina de Fomento, 3.750%, 01/15/16	USD	90	94,358

Total Supranationals (Identified cost $232,334)			238,352

Description		Shares	Value

Short-Term Investment | 11.9%

State Street Institutional Treasury Money Market Fund (Identified cost $2,264,846)		2,264,846	$2,264,846

Total Investments | 101.6% (Identified cost $18,658,870) (b)			$19,300,506

Liabilities in Excess of Cash and Other Assets | (1.6)%			(296,417)

Net Assets l 100.0%			$19,004,089

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Forward Currency Contracts open at September 30, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
AUD	SSB	11/16/12	7,662	$8,000	$7,917	$—	$83
AUD	SSB	11/16/12	12,551	13,000	12,969	—	31
CAD	SSB	11/16/12	17,912	18,000	18,202	202	—
CAD	SSB	11/16/12	20,354	20,846	20,683	—	163
CHF	HSB	11/16/12	7,411	8,000	7,886	—	114
CHF	HSB	11/16/12	25,004	26,000	26,607	607	—
CHF	HSB	11/16/12	118,491	121,875	126,089	4,214	—
CHF	SSB	11/16/12	16,685	18,000	17,755	—	245
CHF	SSB	11/16/12	28,050	28,853	29,849	996	—
DKK	SSB	11/16/12	39,909	7,000	6,885	—	115
DKK	SSB	11/16/12	96,608	17,000	16,666	—	334
DKK	SSB	11/16/12	196,610	33,000	33,919	919	—
DKK	SSB	11/16/12	524,111	86,684	90,418	3,734	—
EUR	HSB	11/16/12	4,461	5,487	5,735	248	—
EUR	HSB	11/16/12	9,593	12,398	12,333	—	65
EUR	HSB	11/16/12	17,814	22,036	22,902	866	—
EUR	HSB	11/16/12	20,386	26,328	26,209	—	119
EUR	HSB	11/16/12	36,734	48,000	47,226	—	774
EUR	HSB	11/16/12	50,305	66,000	64,674	—	1,326
EUR	HSB	11/16/12	52,071	65,000	66,944	1,944	—
EUR	HSB	11/16/12	94,132	120,000	121,019	1,019	—
GBP	SSB	11/16/12	2,466	4,000	3,981	—	19
GBP	SSB	11/16/12	16,395	26,000	26,471	471	—
GBP	SSB	11/16/12	35,464	56,000	57,260	1,260	—
JPY	HSB	11/16/12	2,615,315	33,460	33,525	65	—
JPY	HSB	11/16/12	3,519,765	45,000	45,119	119	—
JPY	HSB	11/16/12	4,927,797	63,000	63,168	168	—
JPY	HSB	11/16/12	10,323,755	130,000	132,336	2,336	—
JPY	SSB	11/16/12	3,523,653	45,000	45,168	168	—
JPY	SSB	11/16/12	42,676,950	544,759	547,060	2,301	—
MYR	SCB	12/12/12	80,000	25,604	26,040	436	—
NOK	SSB	11/16/12	34,251	6,000	5,969	—	31
NOK	SSB	11/16/12	209,362	36,000	36,484	484	—
SEK	SSB	11/16/12	134,167	20,402	20,398	—	4
SGD	SSB	11/16/12	45,726	36,697	37,259	562	—
ZAR	HSB	11/16/12	237,874	28,731	28,404	—	327

Total Forward Currency Purchase Contracts				$1,872,160	$1,891,529	$23,119	$3,750

Forward Currency Sale Contracts
AUD	SSB	10/12/12	186,770	$192,971	$193,583	$—	$612
AUD	SSB	11/16/12	4,081	4,208	4,216	—	8
AUD	SSB	11/16/12	4,814	5,000	4,974	26	—
AUD	SSB	11/16/12	5,359	5,521	5,538	—	17
AUD	SSB	11/16/12	10,313	10,663	10,657	6	—
AUD	SSB	11/16/12	43,096	44,678	44,532	146	—
AUD	SSB	11/16/12	79,667	83,065	82,321	744	—

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (continued)
Forward Currency Contracts open at September 30, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (continued)
CAD	SSB	10/12/12	171,732	$175,808	$174,643	$1,165	$—
CAD	SSB	11/16/12	16,939	17,023	17,213	—	190
CAD	SSB	11/16/12	17,171	17,533	17,449	84	—
CAD	SSB	11/16/12	30,201	30,462	30,689	—	227
CAD	SSB	11/16/12	32,151	32,313	32,672	—	359
CAD	SSB	11/16/12	32,709	32,891	33,238	—	347
CAD	SSB	11/16/12	153,202	154,084	155,681	—	1,597
CHF	SSB	10/12/12	50,967	53,958	54,201	—	243
DKK	SSB	10/12/12	439,500	75,462	75,771	—	309
EUR	HSB	11/16/12	28,953	37,498	37,222	276	—
EUR	HSB	11/16/12	30,842	39,860	39,652	208	—
EUR	HSB	11/16/12	39,706	49,024	51,047	—	2,023
EUR	HSB	11/16/12	50,196	65,000	64,534	466	—
EUR	HSB	11/16/12	58,538	76,331	75,257	1,074	—
EUR	HSB	11/16/12	75,163	93,868	96,632	—	2,764
EUR	HSB	11/16/12	192,441	237,600	247,407	—	9,807
EUR	SSB	10/12/12	176,548	225,837	226,895	—	1,058
GBP	SSB	10/12/12	135,951	217,508	219,527	—	2,019
GBP	SSB	11/16/12	14,808	24,000	23,908	92	—
GBP	SSB	11/16/12	21,746	35,216	35,111	105	—
GBP	SSB	11/16/12	21,911	34,614	35,377	—	763
GBP	SSB	11/16/12	84,489	132,497	136,415	—	3,918
HKD	SSB	10/12/12	401,872	51,822	51,828	—	6
JPY	HSB	11/16/12	1,646,578	21,000	21,107	—	107
JPY	SSB	10/12/12	41,893,063	535,429	536,859	—	1,430
JPY	SSB	11/16/12	5,763,120	74,000	73,875	125	—
KRW	SCB	12/12/12	69,875,640	61,294	62,654	—	1,360
MXN	SSB	11/16/12	504,737	38,122	39,039	—	917
MXN	SSB	11/16/12	1,011,133	76,641	78,205	—	1,564
MYR	SCB	12/12/12	80,000	26,204	26,041	163	—
NOK	SSB	10/12/12	143,760	24,924	25,085	—	161
NOK	SSB	11/16/12	164,444	28,155	28,656	—	501
NOK	SSB	11/16/12	1,218,475	204,985	212,334	—	7,349
NZD	SSB	10/12/12	15,254	12,345	12,634	—	289
NZD	SSB	11/16/12	15,792	12,715	13,050	—	335
NZD	SSB	11/16/12	200,583	160,697	165,755	—	5,058
PLN	SSB	11/16/12	3,122	931	969	—	38
PLN	SSB	11/16/12	223,930	68,051	69,520	—	1,469
PLN	SSB	11/16/12	445,056	132,793	138,170	—	5,377
SEK	SSB	10/12/12	113,363	17,102	17,253	—	151
SEK	SSB	11/16/12	62,178	9,446	9,453	—	7
SEK	SSB	11/16/12	72,301	10,705	10,992	—	287
SEK	SSB	11/16/12	154,589	23,261	23,503	—	242
SEK	SSB	11/16/12	280,974	42,086	42,717	—	631
SGD	SSB	10/12/12	10,282	8,328	8,378	—	50
SGD	SSB	11/16/12	36,602	30,000	29,824	176	—

Lazard Retirement Multi-Asset Targeted Volatility Portfolio (concluded)
Forward Currency Contracts open at September 30, 2012 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
ZAR	HSB	11/16/12	211,350	$25,000	$25,237	$—	$237
ZAR	HSB	11/16/12	293,311	35,704	35,024	680	—

Total Forward Currency Sale Contracts				$3,936,233	$3,984,524	5,536	53,827

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$28,655	$57,577

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity Portfolio	$5,805,131	$1,023,410	$163,336	$860,074
Retirement U.S. Small-Mid Cap Equity Portfolio	44,358,376	5,600,742	1,186,440	4,414,302
Retirement International Equity Portfolio	530,585,340	73,116,453	15,832,453	57,284,000
Retirement Emerging Markets Equity Portfolio	950,333,924	126,726,485	98,774,125	27,952,360
Retirement Multi-Asset Targeted Volatility Portfolio	18,658,870	704,316	62,680	641,636

(c)	Private placements.
(d)

Security valued using Level 2 inputs under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy. Security was valued based on reference to a similar security from the same issuer which was trading on an active market.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At September 30, 2012, this security amounted to 0.8% of net assets of Retirement Emerging Markets Equity Portfolio, and is considered to be liquid.

(f)	Segregated security for forward currency contracts.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar
ZAR — South African Rand

Counterparty Abbreviations:
HSB — HSBC Bank USA
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Multi- Asset Targeted Volatility Portfolio
Industry
Aerospace & Defense	—%	—%	1.3%
Agriculture	1.3	0.7	1.0
Alcohol & Tobacco	5.7	5.1	3.3
Automotive	2.4	—	1.5
Banking	9.7	21.9	3.1
Building Materials	—	0.7	—
Cable Television	—	—	2.3
Chemicals	1.2	—	0.1
Commercial Services	3.8	3.2	1.6
Computer Software	1.7	2.4	2.4
Construction & Engineering	—	1.9	—
Consumer Products	—	3.5	0.7
Diversified	0.5	2.6	—
Electric	2.6	0.2	2.5
Energy Exploration & Production	—	3.7	0.5
Energy Integrated	5.6	3.5	3.6
Energy Services	3.0	—	3.6
Financial Services	1.7	3.1	6.6
Food & Beverages	3.1	1.0	2.6
Forest & Paper Products	2.3	0.8	0.9
Gas Utilities	—	—	0.8
Health Services	0.5	—	0.9
Housing	5.1	1.8	2.6
Insurance	4.0	1.4	2.0
Leisure & Entertainment	3.0	1.0	1.8
Manufacturing	6.8	4.5	3.3
Medical Products	—	—	1.8
Metals & Mining	2.2	5.7	1.1
Pharmaceutical & Biotechnology	13.0	—	6.6
Real Estate	—	—	1.8
Restaurants	—	—	0.1
Retail	5.1	5.6	7.0
Semiconductors & Components	2.6	6.2	0.1
Technology	2.9	1.6	1.7
Technology Hardware	—	1.7	6.1
Telecommunications	3.2	12.4	2.3
Transportation	3.0	1.4	0.9

Subtotal	96.0	97.6	78.5
Foreign Government Obligations	—	—	9.7
Municipal Bonds	—	—	0.3
Supranationals	—	—	1.2
Short-Term Investments	3.7	3.0	11.9

Total Investments	99.7%	100.6%	101.6%

Valuation of Investments:
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Fair Value Measurements:
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012

U.S. Strategic Equity Portfolio

Common Stocks	$6,475,655	$—	$—	$6,475,655
Preferred Stock	—	—	41,467	41,467
Short-Term Investment	—	148,083	—	148,083

Total	$6,475,655	$148,083	$41,467	$6,665,205

U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$45,947,150	$—	$—	$45,947,150
Preferred Stock	—	—	1,131,289	1,131,289
Short-Term Investment	—	1,694,239	—	1,694,239

Total	$45,947,150	$1,694,239	$1,131,289	$48,772,678

International Equity Portfolio

Common Stocks:
Russia	$—	$8,805,205	$—	$8,805,205
Other	556,762,087	—	—	556,762,087
Rights	515,186	—	—	515,186
Short-Term Investment	—	21,786,862	—	21,786,862

Total	$557,277,273	$30,592,067	$—	$587,869,340

Emerging Markets Equity Portfolio

Common Stocks:
Russia	$48,884,648	$43,544,947	$—	$92,429,595
Thailand	9,884,055	12,686,109	—	22,570,164
Other	822,194,024	—	—	822,194,024
Preferred Stocks	12,097,147	—	—	12,097,147
Short-Term Investment	—	28,995,354	—	28,995,354

Total	$893,059,874	$85,226,410	$—	$978,286,284

Multi-Asset Targeted Volatility Portfolio
Assets:
Common Stocks	$13,320,697	$—	$—	$13,320,697
Coporate Bonds	—	1,277,721	—	1,277,721
Foreign Government Obligations	—	1,842,455	—	1,842,455
Municipal Bonds	—	54,500	—	54,500
Quasi Government Bonds	—	301,935	—	301,935
Supranationals	—	238,352	—	238,352
Short-Term Investment	—	2,264,846	—	2,264,846
Other Financial Instruments*
Forward Currency Contracts	—	28,655	—	28,655

Total	$13,320,697	$6,008,464	$—	$19,329,161

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(57,577)	$—	$(57,577)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that is working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes consideration of the price paid in previous transactions in the stock and other significant unobservable inputs, including the continued monitoring of the implementation of the company’s business plan, the application and timeliness of financing activities, the number and timing of scheduled openings of charging stations, and the production and availability of vehicles that would make use of the company’s services. Significant increases (decreases) in any of these inputs, in isolation or in combination, could result in a significantly higher (lower) fair value measurement.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the International Equity, Emerging Markets Equity and Multi-Asset Targeted Volatility Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met (other than those securities described in footnote (d)). There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2012:

Description	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012	Net Change in Unrealized Depreciation from Investments Still Held at September 30, 2012

U.S. Strategic Equity Portfolio
Preferred Stock	$57,572	$—	$—	$(16,105)	$—	$—	$—	$—	$41,467	$(16,105)

U.S. Small-Mid Cap Equity Portfolio
Preferred Stock	$1,570,658	$—	$—	$(439,369)	$—	$—	$—	$—	$1,131,289	$(439,369)

Item 2.	Controls and Procedures.

(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2012